Debt (Redemption Periods Senior Unsecured Notes) (Details)	12 Months Ended
Dec. 31, 2018
2021 Notes
Debt Instrument [Line Items]
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	35.00%
2022 Notes
Debt Instrument [Line Items]
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	35.00%
2023 Notes
Debt Instrument [Line Items]
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	35.00%
2024 Notes
Debt Instrument [Line Items]
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	35.00%
2025 Notes
Debt Instrument [Line Items]
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	35.00%
2026 Notes
Debt Instrument [Line Items]
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	35.00%